Summary of Significant Accounting Policies - Income Taxes (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Nature of Operations, Background, and Basis of Presentation [Abstract].
Unrecognized Tax Benefits	$ 0.0	$ 0.0